Financial Risk Management - Summary of Cash Flows of Derivatives Held for Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	₩ 21,800	₩ (46,847)
Cash flow to be received of gross-settled derivatives	3,155,811	3,112,609
Cash flow to be paid of gross-settled derivatives	(2,519,247)	(2,450,185)
Up to 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	(102)	(1,082)
Cash flow to be received of gross-settled derivatives	126,429	85,064
Cash flow to be paid of gross-settled derivatives	(130,919)	(88,952)
1-3 montshs
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	(2,647)	(5,569)
Cash flow to be received of gross-settled derivatives	325,664	220,339
Cash flow to be paid of gross-settled derivatives	(329,546)	(221,261)
3-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	(252)	(15,132)
Cash flow to be received of gross-settled derivatives	619,100	517,929
Cash flow to be paid of gross-settled derivatives	(630,023)	(523,442)
1~5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	24,812	(25,354)
Cash flow to be received of gross-settled derivatives	2,084,618	2,289,277
Cash flow to be paid of gross-settled derivatives	(1,428,759)	(1,616,530)
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	(11)	290
Cash flow to be received of gross-settled derivatives	0	0
Cash flow to be paid of gross-settled derivatives	₩ 0	₩ 0